Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives

	Life	Depreciation Method
Furniture and fixtures	7 years	straight line
Office equipment	5 years	straight line
Laboratory equipment	5-7 years	straight line
Computer equipment	3-5 years	straight line
Leasehold improvements	3-5 years	straight line